Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
a)	Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, these unaudited condensed financial statements do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments (consisting only of normal recurring adjustments), which the Company considers necessary, for a fair presentation of those financial statements. The results of operations and cash flows for the nine months ended September 30, 2022 may not necessarily be indicative of results that may be expected for any succeeding quarter or for the entire fiscal year. The information contained in this Quarterly Report on Form 10-Q (“Report”) should be read in conjunction with the audited financial statements of IPSI for the year ended December 31, 2021, included in the Annual Report on Form 10-K as filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2022.

All amounts referred to in the notes to the unaudited condensed financial statements are in United States Dollars ($) unless stated otherwise.

a)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

All amounts referred to in the notes to the consolidated financial statements are in United States Dollars ($) unless stated otherwise.

Principles of Consolidation
b)	Principles of Consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiary in which it has a majority voting interest. All significant inter-company accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements.

The entities included in the accompanying unaudited condensed consolidated financial statements are as follows:

Innovative Payment Solutions, Inc. - Parent Company

Beyond Fintech Inc., 51% owned.

b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiary in which it has a majority voting interest. All significant inter-company accounts and transactions have been eliminated in the consolidated financial statements.

The entities included in these consolidated financial statements are as follows:

Innovative Payment Solutions, Inc. - Parent Company

Beyond Fintech Inc., 51% owned.

Use of Estimates
c)	Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which are evaluated on an ongoing basis, that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the amounts of revenues and expenses that are not readily apparent from other sources. Actual results could differ from those estimates and judgments. In particular, significant estimates and judgments include those related to, the estimated useful lives for plant and equipment, the fair value of long-lived investments, the fair value of warrants and stock options granted for services or compensation, estimates of the probability and potential magnitude of contingent liabilities, derivative liabilities, the valuation allowance for deferred tax assets due to continuing operating losses and the allowance for doubtful accounts.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

c)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which are evaluated on an ongoing basis, that affect the amounts reported in the consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the amounts of revenues and expenses that are not readily apparent from other sources. Actual results could differ from those estimates and judgments. In particular, significant estimates and judgments include those related to, the estimated useful lives for plant and equipment, the fair value of long-lived investments, the fair value of warrants and stock options granted for services or compensation, estimates of the probability and potential magnitude of contingent liabilities, derivative liabilities, the valuation allowance for deferred tax assets due to continuing operating losses and the allowance for doubtful accounts.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

Contingencies
d)	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in the generation of continuing losses by the Company, but which will only be resolved when one or more future events occur or fail to occur.

The Company’s management assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s unaudited condensed consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

d)	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur.

The Company’s management assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Fair Value of Financial Instruments
e)	Fair Value of Financial Instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for the investment in Vivi Holdings was evaluated at fair value using Level 3 Inputs based on the Company’s estimate of the market value of the entities disposed to Vivi Holdings. Vivi Holdings does not have sufficient information available to assess the current market price of its equity.

The carrying amounts reported in the balance sheets for cash, accounts receivable, other current assets, other assets, accounts payable, accrued liabilities, and notes payable, approximate fair value due to the relatively short period to maturity for these instruments. The Company has identified the short-term convertible notes and certain warrants attached to certain of the notes that are required to be presented on the balance sheets at fair value in accordance with the accounting guidance.

ASC 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. We evaluate the fair value of variably priced derivative liabilities on a quarterly basis and report any movements thereon in earnings.

e)	Fair Value of Financial Instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for the investment in Vivi Holdings Inc., was evaluated at fair value using Level 3 Inputs based on the Company’s estimate of the market value of the entities disposed to Vivi Holdings, Inc. Vivi Holdings Inc., does not have sufficient information available to assess the current market price of its equity.

The carrying amounts reported in the balance sheets for cash, accounts receivable, other current assets, other assets, accounts payable, accrued liabilities, and notes payable, approximate fair value due to the relatively short period to maturity for these instruments. The Company has identified the short-term convertible notes and certain warrants attached to certain of the notes that are required to be presented on the balance sheets at fair value in accordance with the accounting guidance.

ASC 825-10 “Financial Instruments” allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. We evaluate the fair value of variably priced derivative liabilities on a quarterly basis and report any movements thereon in earnings.

Risks and Uncertainties
f)	Risks and Uncertainties

The Company’s operations are and will be subject to significant risks and uncertainties including financial, operational, regulatory, and other risks, including the potential risk of business failure. These risks include, without limitation, risks associated with (i) COVID-19 and its variants, (ii) launching and scaling the Company’s e-wallet and related products and the use by customers of such products, (iii) developing and implementing successful marketing campaigns and other strategic initiatives; (iv) competition, (iv) compliance with applicable laws, rules and regulations (including those related to fund remittance); (v) the Company’s outstanding indebtedness, including the Company’s ability to repay or extend the maturity of such indebtedness (see Note 8); (vi) inflation and other economic factors and (vii) the Company’s ability to obtain necessary financing. These conditions may not only limit the Company’s access to capital, but also make it difficult for its customers, vendors and the Company to accurately forecast and plan future business activities.

The Company’s results may also be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Many of these risks are beyond the Company’s control and are unpredictable. The Company may be unable to adequately manage such risks and similar risks, which could impair the viability of the Company.

f)	Risks and Uncertainties

The Company’s operations will be subject to significant risks and uncertainties including financial, operational, regulatory, and other risks, including the potential risk of business failure. The recent global Covid-19 breakout has caused an economic crisis which may result in a general tightening in the credit markets, lower levels of liquidity, increases in the rates of default and bankruptcy, and extreme volatility in credit, equity and fixed income markets. These conditions may not only limit the Company’s access to capital, but also make it difficult for its customers, vendors and the Company to accurately forecast and plan future business activities. In addition, businesses have been suspended due to quarantines intended to contain this outbreak and many people have been forced to work from home in those areas. As a result, installation of the Company’s network of kiosks, terminals and payment channels in Southern California has been delayed, which has had an adverse impact on its business and financial condition and has hampered the Company’s ability to generate revenue and access usual sources of liquidity on reasonable terms.

The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things.

Recent accounting pronouncements
g)	Recent accounting pronouncements

The Financial Accounting Standards Board (“FASB”) issued additional updates during the quarter ended September 30, 2022. None of these standards are either applicable to the Company or require adoption at a future date and none are expected to have a material impact on the Company’s condensed consolidated financial statements upon adoption.

g)	Recent accounting pronouncements

In November 2021, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2021-10, Disclosures by Entities about Government Assistance (Topic 832), the update increases the transparency of government assistance, including the following disclosures: (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements.

This ASU is effective for fiscal years beginning after December 15, 2021.

The effects of this ASU on the Company’s consolidated financial statements is currently being assessed and is not expected to have an impact on current disclosure.

The FASB issued several additional updates during the period, none of these standards are either applicable to the Company or require adoption at a future date and none are expected to have a material impact on the consolidated financial statements upon adoption.

Reporting by Segment
h)	Reporting by Segment
No segmental information is required as the Company has not generated any revenue for the nine months ended September 30, 2022 and 2021 and only has one operating segment.
h)	Reporting by Segment
No segmental information is required as the Company has not generated any revenue for the years ended December 31, 2021 and 2020 and only has one operating segment.
Cash and Cash Equivalents
i)	Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. At September 30, 2022 and 2021, respectively, the Company had no cash equivalents.

The Company minimizes credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution in the United States. The balance at times may exceed federally insured limits. At September 30, 2022 and December 31, 2021, the balance exceed the federally insured limit by $1,094,504 and $5,117,551, respectively.

i)	Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. At December 31, 2021 and 2020, respectively, the Company had no cash equivalents.

The Company minimizes credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution in the United States. The balance at times may exceed federally insured limits. At December 31, 2021 and 2020, the balance exceed the federally insured limit by $5,117,551 and $0, respectively.

Accounts Receivable and Allowance for Doubtful Accounts
j)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are reported at realizable value, net of allowances for doubtful accounts, which is estimated and recorded in the period the related revenue is recorded. The Company has a standardized approach to estimate and review the collectability of its receivables based on a number of factors, including the period they have been outstanding. Historical collection and payer reimbursement experience is an integral part of the estimation process related to allowances for doubtful accounts. In addition, the Company regularly assesses the state of its billing operations in order to identify issues, which may impact the collectability of these receivables or reserve estimates. Revisions to the allowance for doubtful accounts estimates are recorded as an adjustment to bad debt expense. Receivables deemed uncollectible are charged against the allowance for doubtful accounts at the time such receivables are written-off. Recoveries of receivables previously written-off are recorded as credits to the allowance for doubtful accounts. There were no recoveries during the period ended September 30, 2022 and December 31, 2021.

j)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are reported at realizable value, net of allowances for doubtful accounts, which is estimated and recorded in the period the related revenue is recorded. The Company has a standardized approach to estimate and review the collectability of its receivables based on a number of factors, including the period they have been outstanding. Historical collection and payer reimbursement experience is an integral part of the estimation process related to allowances for doubtful accounts. In addition, the Company regularly assesses the state of its billing operations in order to identify issues, which may impact the collectability of these receivables or reserve estimates. Revisions to the allowance for doubtful accounts estimates are recorded as an adjustment to bad debt expense. Receivables deemed uncollectible are charged against the allowance for doubtful accounts at the time such receivables are written-off. Recoveries of receivables previously written-off are recorded as credits to the allowance for doubtful accounts. There were no recoveries during the period ended December 31, 2021 and 2020.

Investments
k)	Investments

The Company’s non-marketable equity securities are investments in privately held companies without readily determinable market values. The carrying value of our non-marketable equity securities is adjusted to fair value for observable transactions for identical or similar investments of the same issuer or impairment (referred to as the measurement alternative). All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in other income (expense), net. Non-marketable equity securities that have been remeasured during the period are classified within Level 3 in the fair value hierarchy because the Company estimates the value based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, rights, and obligations of the securities the Company holds. The cost method is used when the Company has a passive, long-term investment that doesn’t result in influence over the Company. The cost method is used when the investment results in an ownership stake of less than 20%, and there is no substantial influence. Under the cost method, the stock purchased is recorded on a balance sheet as a non-current asset at the historical acquisition/purchase price, and is not modified unless shares are sold, additional shares are purchased or there is evidence of the fair market value of the investment declining below carrying value. Any dividends received are recorded as income.

k)	Investments

The Company’s non-marketable equity securities are investments in privately held companies without readily determinable market values. The carrying value of our non-marketable equity securities is adjusted to fair value for observable transactions for identical or similar investments of the same issuer or impairment (referred to as the measurement alternative). All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in other income (expense), net. Non-marketable equity securities that have been remeasured during the period are classified within Level 3 in the fair value hierarchy because the Company estimates the value based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs including volatility, rights, and obligations of the securities the Company holds. The cost method is used when the Company has a passive, long-term investment that doesn’t result in influence over the Company. The cost method is used when the investment results in an ownership stake of less than 20%, and there is no substantial influence. Under the cost method, the stock purchased is recorded on a balance sheet as a non-current asset at the historical acquisition/purchase price, and is not modified unless shares are sold, additional shares are purchased or there is evidence of the fair market value of the investment declining below carrying value. Any dividends received are recorded as income.

The Company recorded an impairment charge of $0 and $1,019,960 on its non-marketable equity securities for the years ended December 31, 2021 and 2020, respectively. The impairment charge was based on management’s determination that due to the lack of ability, to date, by Vivi Holdings (“Vivi”) to fulfill its capital raising requirements and implement its business strategy that there is a significant risk that Vivi may not be able to meet its obligations.

Plant and Equipment
l)	Plant and Equipment

Plant and equipment is stated at cost, less accumulated depreciation. Plant and equipment with costs greater than $1,000 are capitalized and depreciated. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life

Kiosks (not used in the Company’s current business)	7 years

Computer equipment	3 years

Leasehold improvements	Lesser of estimated useful life or life of lease

Office equipment	10 years

The cost of repairs and maintenance is expensed as incurred. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition.

l)	Plant and Equipment

Plant and equipment is stated at cost, less accumulated depreciation. Plant and equipment with costs greater than $1,000 are capitalized and depreciated. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are as follows:

Description	Estimated Useful Life

Kiosks	7 years

Computer equipment	3 years

Leasehold improvements	Lesser of estimated useful life or life of lease

Office equipment	10 years

The cost of repairs and maintenance is expensed as incurred. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition.

Long-Term Assets
m)	Long-Term Assets

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

m)	Long-Term Assets

Assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets

Revenue Recognition
n)	Revenue Recognition

The Company’s revenue recognition policy is consistent with the requirements of FASB ASC 606, Revenue Recognition.

The Company’s revenues will be recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company derives its revenues from the sale of its services, as defined below. The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its revenue transactions:

i.	identify the contract with a customer;

ii.	identify the performance obligations in the contract;

iii.	determine the transaction price;

iv.	allocate the transaction price to performance obligations in the contract; and

v.	recognize revenue as the performance obligation is satisfied.

The Company had no revenues during the nine months ended September 30, 2022 and 2021.

n)	Revenue Recognition

The Company’s revenue recognition policy is consistent with the requirements of FASB ASC 606, Revenue.

The Company’s revenues are recognized when control of the promised goods or services are transferred to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company derives its revenues from the sale of its services, as defined below. The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its revenue transactions:

i.	identify the contract with a customer;

ii.	identify the performance obligations in the contract;

iii.	determine the transaction price;

iv.	allocate the transaction price to performance obligations in the contract; and

v.	recognize revenue as the performance obligation is satisfied.

The Company had no revenues during the years ended December 31, 2021 and 2020.

Share-Based Payment Arrangements
o)	Share-Based Payment Arrangements

Generally, all forms of share-based payments, including stock option grants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from share-based payments is recorded in operating expenses in the consolidated statement of operations.

Prior to the Company’s reverse merger which took place on May 12, 2016, all share-based payments were based on management’s estimate of market value of the Company’s equity. The factors considered in determining managements estimate of market value includes, assumptions of future revenues, expected cash flows, market acceptability of our technology and the current market conditions. These assumptions are complex and highly subjective, compounded by the business being in its early stage of development in a new market with limited data available.

Where equity transactions with arms-length third parties, who had applied their own assumptions and estimates in determining the market value of our equity, had taken place prior to and within a reasonable time frame of any share-based payments, the value of those share transactions have been used as the fair value for any share-based equity payments.

Where equity transactions with arms-length third parties, included both shares and warrants, the value of the warrants have been eliminated from the unit price of the securities using a Black-Scholes valuation model to determine the value of the warrants. The assumptions used in the Black Scholes valuation model includes market related interest rates for risk-free government issued treasury securities with similar maturities; the expected volatility of the Common Stock based on companies operating in similar industries and markets; the estimated stock price of the Company; the expected dividend yield of the Company and; the expected life of the warrants being valued.

Subsequent to the Company’s reverse merger which took place on May 12, 2016, the Company has utilized the market value of its Common Stock as quoted on the OTCQB, as an indicator of the fair value of its Common Stock in determining share- based payment arrangements.

o)	Share-Based Payment Arrangements

Generally, all forms of share-based payments, including stock option grants, restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on the estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable. The expense resulting from share-based payments is recorded in operating expenses in the consolidated statement of operations.

Prior to the Company’s reverse merger which took place on May 12, 2016, all share-based payments were based on management’s estimate of market value of the Company’s equity. The factors considered in determining managements estimate of market value includes, assumptions of future revenues, expected cash flows, market acceptability of our technology and the current market conditions. These assumptions are complex and highly subjective, compounded by the business being in its early stage of development in a new market with limited data available.

Where equity transactions with arms-length third parties, who had applied their own assumptions and estimates in determining the market value of our equity, had taken place prior to and within a reasonable time frame of any share-based payments, the value of those share transactions have been used as the fair value for any share-based equity payments.

Where equity transactions with arms-length third parties, included both shares and warrants, the value of the warrants have been eliminated from the unit price of the securities using a Black-Scholes valuation model to determine the value of the warrants. The assumptions used in the Black Scholes valuation model includes market related interest rates for risk-free government issued treasury securities with similar maturities; the expected volatility of the Company’s common stock based on companies operating in similar industries and markets; the estimated stock price of the Company; the expected dividend yield of the Company and; the expected life of the warrants being valued.

Subsequent to the Company’s reverse merger which took place on May 12, 2016, the Company has utilized the market value of its common stock as quoted on the OTCQB, as an indicator of the fair value of its common stock in determining share- based payment arrangements.

Derivative Liabilities
p)	Derivative Liabilities

ASC Topic 815, Derivatives and hedging (“ASC 815”) generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free-standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re- measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of ASC 815. ASC 815 also provides an exception to this rule when the host instrument is deemed to be conventional, as described.

p)	Derivative Liabilities

ASC 815 generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re- measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of ASC 815. ASC 815 also provides an exception to this rule when the host instrument is deemed to be conventional, as described.

Income Taxes
q)	Income Taxes

The Company is based in the US and currently enacted US tax laws are used in the calculation of income taxes.

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A full valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of September 30, 2022 and December 31, 2021, there have been no interest or penalties incurred on income taxes.

q)	Income Taxes

The Company is based in the US and currently enacted US tax laws are used in the calculation of income taxes.

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A full valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of December 30, 2021 and December 31, 2020, there have been no interest or penalties incurred on income taxes.

Comprehensive income
r)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. The Company does not have any comprehensive income (loss) for the periods presented.

r)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. The Company does not have any comprehensive income (loss) for the periods presented.

Reclassification of prior year presentation
s)	Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

s)	Reclassification of prior year presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.